Stockholders' Equity - Summary of Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Series A [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	29,457,941,452	29,457,941,452
Unissued shares authorized for executives' stock compensation programs	881,442,830	881,442,830
Repurchased shares	0	756,323,120
Shares that guarantee/guaranteed the issuance of convertible securities	0	1,970,862,596
Shares authorized for the issuance of stock or convertible securities	0	302,144,720
Number of shares issued	30,339,384,282	33,368,714,718
Series B [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	14,728,970,726	14,728,970,726
Unissued shares authorized for executives' stock compensation programs	440,721,415	440,721,415
Repurchased shares	0	378,161,560
Shares that guarantee/guaranteed the issuance of convertible securities	0	985,431,298
Shares authorized for the issuance of stock or convertible securities	0	151,072,360
Number of shares issued	15,169,692,141	16,684,357,359